FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
The estimated fair values of long-term debt	$ 2,052,327	$ 2,113,560
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 2,171,751	$ 2,347,128